Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Income Tax Expense
Income tax expense consisted of the following:

	Years Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Current income tax expense
Current tax expense recognized in the current year	$73,851.4	$60,584.3	$47,135.5
Income tax adjustments on prior years	(19,107.0)	(21,753.0)	(10,193.8)
Other income tax adjustments	152.8	152.9	(41.5)

	54,897.2	38,984.2	36,900.2

Deferred income tax expense (benefit)
Effect of tax rate changes	561.8	(1,474.8)	—
The origination and reversal of temporary differences	(4,336.1)	(3,072.5)	(1,065.1)

	(3,774.3)	(4,547.3)	(1,065.1)

Income tax expense recognized in profit or loss	$51,122.9	$34,436.9	$35,835.1

Reconciliation of Income before Income Tax and Income Tax Expense Recognized in Profit or Loss
A reconciliation of income before income tax and income tax expense recognized in profit or loss was as follows:

	Years Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Income before tax	$396,161.9	$397,543.1	$389,862.1

Income tax expense at the statutory rate	$69,613.5	$80,872.5	$79,056.5
Tax effect of adjusting items:
Nondeductible (deductible) items in determining taxable income	(1,415.9)	2,533.4	(4,183.5)
Tax-exempt income	(16,901.1)	(54,543.5)	(39,808.1)
Additional income tax under the Alternative Minimum Tax Act	—	21,455.9	10,367.9
Additional income tax on unappropriated earnings	28,183.5	16,294.5	7,628.1
Effect of tax rate changes on deferred income tax	561.8	(1,474.8)	—
The origination and reversal of temporary differences	(4,336.1)	(3,072.6)	(1,065.1)
Income tax credits	(5,628.6)	(6,028.4)	(5,925.4)

	70,077.1	56,037.0	46,070.4
Income tax adjustments on prior years	(19,107.0)	(21,753.0)	(10,193.8)
Other income tax adjustments	152.8	152.9	(41.5)

Income tax expense recognized in profit or loss	$51,122.9	$34,436.9	$35,835.1

Income Tax Expense Recognized in Other Comprehensive Income

b.	Income tax expense recognized in other comprehensive income

	Years Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Deferred income tax benefit (expense)
Related to remeasurement of defined benefit obligation	$30.6	$103.3	$(30.4)
Related to unrealized gain/loss on investments in equity instruments at FVTOCI	—	91.8	9.4
Related to gain/loss on cash flow hedges	(0.6)	0.6	—
Related to unrealized gain/loss on available-for-sale financial assets	(2.9)	—	—

	$27.1	$195.7	$(21.0)

Analysis of Deferred Income Tax Assets and Liabilities in Consolidated Statements of Financial Position
The analysis of deferred income tax assets and liabilities was as follows:

	December 31, 2018	December 31, 2019
	NT$	NT$
	(In Millions)	(In Millions)
Deferred income tax assets
Temporary differences
Depreciation	$11,839.2	$13,547.2
Refund liability	2,594.0	2,150.4
Net defined benefit liability	1,084.9	1,016.3
Unrealized loss on inventories	751.0	469.4
Deferred compensation cost	271.7	323.1
Investments in equity instruments at FVTOCI	56.2	65.7
Others	209.4	356.3

	$16,806.4	$17,928.4

Deferred income tax liabilities
Temporary differences
Unrealized exchange gains	$(61.7)	$(333.6)
Others	(171.6)	(10.8)

	$(233.3)	$(344.4)

	Year Ended December 31, 2017
		Recognized in
	Balance, Beginning of Year	Profit or Loss	Other Comprehensive Income	Effect of Disposal of Subsidiary	Effect of Exchange Rate Changes	Balance, End of Year
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Deferred income tax assets
Temporary differences
Depreciation	$4,244.2	$4,207.2	$—	$—	$(50.1)	$8,401.3
Provision for sales returns and allowance	1,512.1	130.0	—	—	(4.4)	1,637.7
Net defined benefit liability	939.5	5.2	30.6	—	—	975.3
Unrealized loss on inventories	737.3	(105.1)	—	—	(2.7)	629.5
Deferred compensation cost	378.7	(83.1)	—	—	(29.1)	266.5
Others	445.1	(222.4)	—	—	(27.5)	195.2
Operating loss carryforward	14.5	—	—	(14.5)	—	—

	$8,271.4	$3,931.8	$30.6	$(14.5)	$(113.8)	$12,105.5

Deferred income tax liabilities
Temporary differences
Unrealized exchange gains	$(48.7)	$(120.8)	$—	$—	$—	$(169.5)
Available-for-sale financial assets	(92.5)	—	(2.9)	—	—	(95.4)
Others	—	(36.7)	(0.6)	—	—	(37.3)

	$(141.2)	$(157.5)	$(3.5)	$—	$—	$(302.2)

	Year Ended December 31, 2018
		Recognized in
	Balance, Beginning of Year	Profit or Loss	Other Comprehensive Income	Effect of Exchange Rate Changes	Balance, End of Year
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Deferred income tax assets
Temporary differences
Depreciation	$8,401.3	$3,430.4	$—	$7.5	$11,839.2
Refund liability	1,637.7	955.0	—	1.3	2,594.0
Net defined benefit liability	975.3	6.3	103.3	—	1,084.9
Unrealized loss on inventories	629.5	120.5	—	1.0	751.0
Deferred compensation cost	266.5	(4.7)	—	9.9	271.7
Investments in equity instruments at FVTOCI	—	—	56.2	—	56.2
Others	195.2	7.1	—	7.1	209.4

	$12,105.5	$4,514.6	$159.5	$26.8	$16,806.4

Deferred income tax liabilities
Temporary differences
Unrealized exchange gains	$(169.5)	$107.8	$—	$—	$(61.7)
Investments in equity instruments at FVTOCI	(95.4)	—	95.4	—	—
Others	(37.3)	(75.1)	(59.2)	—	(171.6)

	$(302.2)	$32.7	$36.2	$—	$(233.3)

	Year Ended December 31, 2019
		Recognized in
	Balance, Beginning of Year	Profit or Loss	Other Comprehensive Income	Effect of Exchange Rate Changes	Balance, End of Year
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Deferred income tax assets
Temporary differences
Depreciation	$11,839.2	$1,727.8	$—	$(19.8)	$13,547.2
Refund liability	2,594.0	(443.2)	—	(0.4)	2,150.4
Net defined benefit liability	1,084.9	(38.2)	(30.4)	—	1,016.3
Unrealized loss on inventories	751.0	(280.8)	—	(0.8)	469.4
Deferred compensation cost	271.7	59.4	—	(8.0)	323.1
Investments in equity instruments at FVTOCI	56.2	0.1	9.4	—	65.7
Others	209.4	151.1	—	(4.2)	356.3

	$16,806.4	$1,176.2	$(21.0)	$(33.2)	$17,928.4

Deferred income tax liabilities
Temporary differences
Unrealized exchange gains	$(61.7)	$(271.9)	$—	$—	$(333.6)
Others	(171.6)	160.8	—	—	(10.8)

	$(233.3)	$(111.1)	$—	$—	$(344.4)

Tax-exemption Information Related to Profits Generated from Certain Projects
As of December 31, 2019, the profits generated from the following projects of TSMC are exempt from income tax for a five-year period:

Tax-exemption Period
Construction and expansion of 2009 by TSMC	2018 to 2022